OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
OTHER PAYABLES
NOTE 11:-	OTHER PAYABLES

	Year ended December 31,
	2017	2018

Employees and payroll accruals	1,621	1,532
Current maturities of IIA grants	57	146
Related parties	324	227
Deferred revenues	131	198
Other	49	79

	2,182	2,182